UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Emmett Ryan
Title: Chief Compliance Officer
Phone: 203 642-3228

Signature, Place, and Date of Signing:

 /s/ Emmett Ryan           Darien, CT                  04/07/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $410,533,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
BARRICK GOLD CORP  	      COM                067901108       15934  306946 SH           SOLE               217648      0   89298
ELDORADO GOLD CORP            COM                284902103       20677 1271622 SH           SOLE               894402      0  377220
EXETER RESOURCE CORP          COM                301835104        5004  937030 SH           SOLE               683428      0  253602
GAMMON GOLD INC               COM                36467T106       27434 2625246 SH           SOLE              1849523      0  775723
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       11820  676958 SH           SOLE               483696      0  193262
GOLDCORP INC                  COM                380956409       24877  499546 SH           SOLE               351306      0  148240
GOLDEN STAR RESOURCES LTD     COM                38119T104        9423 3172771 SH           SOLE              2280943      0  891828
GREAT BASIN GOLD LTD          COM                390124105       18135 6869129 SH           SOLE              4847080      0 2022049
IAMGOLD CORPORATION           COM                450913108       22710 1031357 SH           SOLE               727226      0  304131
IVANHOE MINES                 COM                46579N103       33501 1219981 SH           SOLE               851844      0  368137
JAGUAR MINING INC             COM                47009M103       17641 3379488 SH           SOLE              2392647      0  986841
MINEFINDERS                   COM                602900102       19901 1511105 SH           SOLE              1069926      0  441179
NEVSUN RESOURCES LTD          COM                64156L101       14063 2489097 SH           SOLE              1771882      0  717215
NEW GOLD INC                  COM                644535106       19643 1677453 SH           SOLE              1188477      0  488976
NEWMONT MINING CORP           COM                651639106       31134  570437 SH           SOLE               398869      0  171568
NORTHERN DYNASTY MINERALS     COM                66510M204       15331 1019359 SH           SOLE               723287      0  296072
SEABRIDGE GOLD INC            COM                811916105       27669  869535 SH           SOLE               609681      0  259854
SPDR GOLD TRUST               ETF                78463V107        2534   18120 SH           SOLE                18120      0       0
CGA MINING LTD	 	      COM		 Q22628103       10655 3424356 SH           SOLE              2458061      0  966295
EUROPEAN GOLDFIELDS LTD       COM                298774100       24300 1926927 SH           SOLE              1350497      0  576430
DETOUR GOLD CORP              COM                250669108       19011  601824 SH           SOLE               425162      0  176662
EXTORRE GOLD MINES LTD        COM                30227B109        1895  319877 SH           SOLE               220302      0   99575
AGNICO-EAGLE MINES LTD	      COM		 008474108       17241  259854 SH	    SOLE	       183996      0   75858